Fair Value Measurements and Investments - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Assets [Abstract]
Total assets at fair value	$ 249	$ 35
Liabilities
Total liabilities at fair value	145	179
The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Total assets at fair value		35	$ 31
Liabilities
Total liabilities at fair value		179	171
Foreign exchange contracts
Assets [Abstract]
Derivative Asset	17	7
Liabilities
Derivative liability	145	179
Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Derivative Asset		7	31
Liabilities
Derivative liability		179	171
Cash equivalents - Money market funds
Assets [Abstract]
Cash equivalents - Money market funds	232	28
Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Cash equivalents - Money market funds		28
Level 1
Assets [Abstract]
Total assets at fair value	232	28
Liabilities
Total liabilities at fair value	0	0
Level 1 | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Total assets at fair value		28	0
Liabilities
Total liabilities at fair value		0	0
Level 1 | Foreign exchange contracts
Assets [Abstract]
Derivative Asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Derivative Asset		0	0
Liabilities
Derivative liability		0	0
Level 1 | Cash equivalents - Money market funds
Assets [Abstract]
Cash equivalents - Money market funds	232	28
Level 1 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Cash equivalents - Money market funds		28
Level 2
Assets [Abstract]
Total assets at fair value	17	7
Liabilities
Total liabilities at fair value	145	179
Level 2 | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Total assets at fair value		7	31
Liabilities
Total liabilities at fair value		179	171
Level 2 | Foreign exchange contracts
Assets [Abstract]
Derivative Asset	17	7
Liabilities
Derivative liability	145	179
Level 2 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Derivative Asset		7	31
Liabilities
Derivative liability		179	171
Level 2 | Cash equivalents - Money market funds
Assets [Abstract]
Cash equivalents - Money market funds	0	0
Level 2 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Cash equivalents - Money market funds		0
Level 3
Assets [Abstract]
Total assets at fair value	0	0
Liabilities
Total liabilities at fair value	0	0
Level 3 | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Total assets at fair value		0	0
Liabilities
Total liabilities at fair value		0	0
Level 3 | Foreign exchange contracts
Assets [Abstract]
Derivative Asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Derivative Asset		0	0
Liabilities
Derivative liability		0	$ 0
Level 3 | Cash equivalents - Money market funds
Assets [Abstract]
Cash equivalents - Money market funds	$ 0	0
Level 3 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets [Abstract]
Cash equivalents - Money market funds		$ 0